Debt instruments	12 Months Ended
Dec. 31, 2023
Bank borrowings
Debt instruments

18.  Debt instruments

Debt instruments comprise the following at December 31:

	2023	2022
	US$'000	US$'000
Notes carried at amortized cost (financial liability)
Secured Reinstated Senior Notes	150,010	349,704
Accrued coupon interest	5,805	13,569

Notes carried at amortized cost (financial asset)
Secured Reinstated Senior Notes	995	19,048
Accrued coupon interest	40	783

Total net debt instruments	154,780	343,442

Amount due for settlement within 12 months	5,765	12,787
Amount due for settlement after 12 months	149,015	330,655
Total	154,780	343,442

In 2017, the Company issued $350,000 thousand of 9.375% senior unsecured notes due in March 2022 (the “Notes”). Interest was payable semi-annually. In 2021, the Company effected a restructuring of these Notes, with the following terms:

●	The Company exchanged 98.6% of the Notes due in 2022 (the “Old Notes”) for total consideration of $1,000 of principal amount, which is comprised of (i) $1,000 aggregate principal amount of the new 9.375% senior secured notes due in 2025 (the “Reinstated Senior Notes”) plus (ii) a fee amounting to $51,611 thousand, which the Company’s Parent applied as cash consideration for a subscription of new ordinary shares of the Company.
●	The Company issued $60,000 thousand in new 9% senior secured notes due in 2025 (“Super Senior Notes”).

In tandem with this restructuring, the Company issued new ordinary shares for total gross proceeds of $40,000 thousand.

At the completion of the comprehensive refinancing, we recognized a charge of $90,800 thousand. This related to all the advisory fees and expenses, including equity granted to the noteholders, incurred during the refinancing of the prior 9.375% Notes due 2022, which were deemed to be extinguished at closing and replaced with new 9.375% Reinstated Senior Notes due 2025.

For accounting purposes the refinancing of the Notes was considered a debt extinguishment. As a consequence:

(i)  The Company recognized a finance expense amounting to $31,700 thousand related to the advisory fees incurred in the exchange of the notes in 2021;

(ii) Similarly to the transaction fees, the shares issued to the bondholders and the work fee were recognized as a one-off expense, amounting $51.6 million at market value.; and

(iii) Outstanding upfront fees that had been capitalized at the issuance of the original notes totaling $1,000 thousand were recorded in the consolidated income statements. Additionally, the gross carrying amount of the amortized cost of the Reinstated Senior Notes was adjusted to reflect actual and revised estimated contractual cash flows.

The gross carrying amount of the Reinstated Senior Notes was recalculated as the present value of the estimated future contractual cash flows that are discounted at the effective interest rate of 9.096%. The adjustment recorded was $6,462 thousand and it was recognized as a finance expense in the consolidated income statements. After the exchange, the Notes were accounted under the amortized cost method.

In June 2022, the Company repurchased $19,048 thousand of the Reinstated Senior Notes and the corresponding accrued interest coupon amounting to $641 thousand as of the purchase date. The fair value of the Notes at the purchase date was $19,121 million and the purchase price was $1.01 per bond. As the Company has a legally enforceable right to offset the financial liability and the financial asset, and had the intention to settle these financial instruments on a net basis, the Company elected to offset these financial instruments and presents the net amount on the consolidated statements of financial position.

During 2023, the Company via its subsidiary issuers repurchased $27,390 thousand of Reinstated Senior notes with corresponding accrued interest of $256 thousand as of the respective purchase dates. The purchase prices ranged from 1.015 to 1.025 throughout the year. In June 2023, the Company settled the financial liability and the financial asset for the 9.375% Senior Notes owned by the Company for a total amount of $46,438 thousand.

In July 2023, the Company via its subsidiary issuers of the Reinstated Senior Secured Notes partially redeemed such Notes at 102.3475% of the principal amount plus accrued interest. The issuers elect to redeem an aggregate principal amount of $150.0 million of the Notes plus accrued and unpaid interest of $14.0 million.

In November 2023, the Company repurchased an additional $2,000 thousand of Reinstated Senior Notes with corresponding accrued interest of $31 thousand at a par value of 0.497 at a purchase price of 1.02.

The fair value as of December 31, 2023, of the Reinstated Senior Notes maturing on December 31, 2025, determined by reference to the closing market price on the last trading day of the year (Level 1), was $152,598 thousand.

Reinstated Senior Notes

Pursuant to the Exchange Offer, Ferroglobe PLC, the UK Issuer and Globe offered to eligible holders of the Old Notes the opportunity to exchange any and all of the Old Notes for new 9.375% senior secured notes due 2025 issued by the UK Issuer and Globe.

The Reinstated Notes are governed by an indenture (the “Reinstated Notes Indenture”) entered into by, among others, Ferroglobe Finance Company PLC and Globe, as issuers, GLAS Trustees Limited, as trustee, Global Loan Agency Services Limited, as paying agent, GLAS Trust Corporation Limited, as security agent, and the guarantors named therein. The Reinstated Notes are guaranteed on a senior basis by Ferroglobe and each subsidiary of Ferroglobe that guarantees the UK Issuer’s obligations under the Super Senior Notes (other than Globe) (the “Reinstated Notes Guarantors”). The Reinstated Notes mature on December 31, 2025 and are secured by the same collateral that secures the Super Senior Notes.

The Reinstated Notes, and the guarantees thereof, are general secured, senior obligations of Ferroglobe Finance Company PLC and Globe and the Reinstated Notes Guarantors, as applicable, and will rank senior in right of payment to any and all of the existing and future indebtedness of Ferroglobe, Globe and the Reinstated Notes Guarantors, as applicable, that is expressly subordinated in right of payment to the Reinstated Notes and such guarantees, as applicable.

The Reinstated Notes Indenture require us to offer to repurchase all or any part of each holder’s Reinstated Notes upon the occurrence of a change of control, as defined in the Reinstated Notes Indenture, at a purchase price equal to 101% of the principal amount, plus accrued and unpaid interest thereon, to the date of purchase.

The Reinstated Notes Indenture restricts, among other things, the ability of Ferroglobe and its restricted subsidiaries to:

●	borrow or guarantee additional indebtedness;
●	pay dividends, repurchase shares and make distributions of certain other payments;
●	make certain investments;
●	create certain liens;
●	merge or consolidate with other entities;
●	enter into certain transactions with affiliates;
●	sell, lease or transfer certain assets, including shares of any restricted subsidiary of Ferroglobe; and
●	guarantee certain types of other indebtedness of Ferroglobe and its restricted subsidiaries without also guaranteeing the Reinstated Notes.

Compared to the Old Notes Indenture (prior to certain amendments on July 29, 2021) the Reinstated Notes Indenture have generally more stringent restrictive covenants. Some of these differences include, among others, the following:

●	the elimination of baskets or a reduction of basket sizes in the debt covenant, restricted payment covenant, permitted investments,
●	permitted liens and asset disposition;
●	the addition of a net leverage test in the debt covenant and reduced flexibility in financial calculations;
●	requirement to apply certain excess proceeds to repay debt in accordance with the applicable intercreditor agreement;
●	lower event of default thresholds; and
●	a 90% guarantor coverage test.

Super Senior Notes

In May 2021, Ferroglobe Finance Company, PLC (“UK issuer”) issued a tranche of Super Senior Notes, comprising an initial $40 million of a maximum possible $60 million 9.0% senior secured notes due in 2025. Additional Super Senior Notes were issued in July 2021 such that a total of $60 million in aggregate principal amount was outstanding on such date.

The Super Senior Notes were governed by an indenture (the “Super Senior Notes Indenture”) entered into by, among others, the UK Issuer, GLAS Trustees Limited, as trustee, Global Loan Agency Services Limited, as paying agent, GLAS Trust Corporation Limited, as security agent, and the guarantors named therein (the “Super Senior Notes Guarantors”). The Super Senior Notes were to mature on June 30, 2025 and were secured by certain share pledges, bank account pledges, intercompany receivables pledges, inventory pledges and security over certain mine concessions, real property, leases and other assets.

Amongst other conditions, the Super Senior Notes Indenture restricted, among other things, the ability the Company to:

●	borrow or guarantee additional indebtedness;
●	pay dividends, repurchase shares and make distributions of certain other payments;
●	make certain investments;
●	create certain liens;
●	merge or consolidate with other entities;
●	enter into certain transactions with affiliates;
●	sell, lease or transfer certain assets, including shares of any restricted subsidiary of Ferroglobe; and
●	guarantee certain types of other indebtedness of Ferroglobe and its restricted subsidiaries without also guaranteeing the Super Senior Notes.

In July 2022, the Super Senior Notes maturing on June 30, 2025 were redeemed at 100% of the principal amount thereof plus accrued interest. The remaining unamortized issuance cost amounting to $6.0 million were recognized as a finance expense in the consolidated income statements.

Stub Notes

The Stub Notes were senior unsecured obligations of the Issuers and were guaranteed on a senior basis by certain subsidiaries of Ferroglobe. The Company fully settled these notes in Q1 2022.